DELAWARE POOLED TRUST, INC.
              SUPPLEMENT TO PROSPECTUS DATED AUGUST 31, 1998



The following table replaces the Annual Fund Operating Expenses under Fund Expenses for The Real Estate Investment Trust
Portfolio:

Annual Fund Operating Expenses          The Real Estate
(as a percentage of                     Investment Trust
average daily net assets)               Portfolio

Investment Advisory Fees
After Voluntary Waiver                  0.67%*

12b-1 Fees                              None

Other Expenses                          0.28%*

Total Fund Operating
Expenses After Voluntary
Waiver                                  0.95%*

*Beginning November 11, 1998, Delaware has elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fees payable by The Real Estate Investment Trust Portfolio and to pay the Portfolio's expenses to the extent necessary to ensure that Total Operating Expenses of the Portfolio on an annualized basis (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed 0.95%, as a percentage of average daily net assets, through April 30, 1999. Prior to November 11, 1998, Delaware's voluntary commitments of waiver and payment were different from those currently in effect for the Portfolio. The expense information in the Prospectus appearing in the Annual Fund Operating Expenses table for the Portfolio has been restated to reflect the current fees. Total Operating Expenses as of October 31, 1998 would have been 1.03% and Investment Advisory Fees would have been 0.75% without the voluntary waiver and payment commitments.

Delaware or, as relevant, Delaware International has extended each of the other voluntary waivers and payments stated in the Prospectus for the other portfolios through April 30, 1999.

The following revises the information in the example of expenses for The Real Estate Investment Trust Portfolio:

     For the Real Estate Investment Trust Portfolio, the following example illustrates the expenses that you would incur on a $1,000 investment, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. The following example also assumes the voluntary waiver of the Investment Advisory Fees by Delaware as noted above.

          1 year    3 years    5 years   10 years
          $10       $30        $53       $117







                                 REIT FUND

              CLASS A SHARES, CLASS B SHARES, CLASS C SHARES
             SUPPLEMENT TO PROSPECTUS DATED DECEMBER 24, 1997

The following replaces the Annual Operating Expenses table under Summary of Expenses:

Annual Operating Expenses            Class    Class    Class
(as a percentage of average          A        B        C
daily net assets)                    Shares   Shares   Shares
_________________________________________________________________

Management Fees
(after voluntary waivers)            0.67%+   0.67%+   0.67%+

12b-1 Expenses
(including service fees)             0.25%++  1.00%++  1.00%++

Other Operating Expenses             0.28%+   0.28%+   0.28%+

Total Operating Expenses
(after voluntary waivers)            1.20%+   1.95%+   1.95%+

+    Beginning November 11, 1998, the Manager has elected
voluntarily to waive that portion, if any, of the annual Management Fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that Total Operating Expenses of the Fund on an annualized basis (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) do not exceed 0.95%, as a percentage of average daily net assets, through April 30, 1999. Prior to November 11, 1998, the Manager's voluntary commitments of waiver and payment were different from those currently in effect for the Fund. The expense information in the Prospectus appearing in the Annual Operating Expenses table for the Fund has been restated to reflect the current fees. Total Operating Expenses for the fiscal year ended October 31, 1998 would have been 1.28% for Class A Shares, 2.03% for Class B Shares and 2.03% for Class C Shares and Management Fees would have been 0.75% without the voluntary waiver and payment commitments.

++   Class A Shares, Class B Shares and Class C Shares are
subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The annual 12b-1 Plan expenses for Class A Shares have been set by the Board of Directors at 0.25% of the average daily net assets of such Class. The maximum annual 12b-1 Plan expenses permitted under the 12b-1 Plan for Class A Shares are 0.30% of the average daily net assets of such Class.


The following replaces the information in the example of expenses:

     The following example illustrates the expenses that you would incur on a $1,000 investment, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC, if applicable. The following example also assumes the voluntary waiver of the Management Fees by the Manager as noted above.

Assuming Redemption
                    1 year     3 years     5 years     10 years
Class A Shares      $69(1)     $93         $120        $195
Class B Shares      $60        $91         $125        $208(2)
Class C Shares      $30        $61         $105        $227


Assuming No Redemption

                    1 year     3 years     5 years     10 years
Class A Shares      $69        $93         $120        $195
Class B Shares      $20        $61         $105        $208(2)
Class C Shares      $20        $61         $105        $227

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed in the event of certain redemptions.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten year expense numbers for Class B Shares reflect the expenses of Class B Shares for year eight and the expenses of Class A Shares for years nine and ten.


                                 REIT FUND
                           INSTITUTIONAL CLASS

             SUPPLEMENT TO PROSPECTUS DATED DECEMBER 24, 1997

The following replaces the Annual Operating Expenses table under Summary of Expenses:

Annual Operating Expenses
(as a percentage of average
daily net assets)
_____________________________________________

Management Fees
(after voluntary waivers)            0.67%+

12b-1 Expenses                       none

Other Operating Expenses             0.28+

Total Operating Expenses
(after voluntary waivers)            0.95%+

+    Beginning November 11, 1998, the Manager has elected
voluntarily to waive that portion, if any, of the annual Management Fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that Total Operating Expenses of the Fund on an annualized basis (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed 0.95%, as a percentage of average daily net assets, through April 30, 1999. Prior to November 11, 1998, the Manager's voluntary commitments of waiver and payment were different from those currently in effect for the Fund. The expense information in the Prospectus appearing in the Annual Operating Expenses table for the Fund has been restated to reflect the current fees. Total Operating Expenses for the fiscal year ended October 31, 1998 would have been 1.03% and Management Fees would have been 0.75% without the voluntary waiver and payment commitments.

The following revises the information in the example of expenses:

     The following example illustrates the expenses that you would incur on a $1,000 investment, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period.
The following example also assumes the voluntary waiver of the Management Fees by the Manager as noted above.


          1 year    3 years    5 years     10 years
          $10       $30        $53           $117